Fair Value Measurements - Schedule of Plan's Investments at Fair Value (Details) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 426,195,634	$ 389,166,664
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		391,048,609	350,577,008
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		15,026,272	18,335,666
ADTRAN Holdings Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		2,127,735	2,067,054
Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		11,169,957	9,784,651
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		419,372,573	380,764,379
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		419,372,573	380,764,379
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		391,048,609	350,577,008
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		15,026,272	18,335,666
Quoted Prices in Active Markets for Identical Assets (Level 1) | ADTRAN Holdings Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		2,127,735	2,067,054
Quoted Prices in Active Markets for Identical Assets (Level 1) | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		11,169,957	9,784,651
Investments Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	$ 6,823,061	$ 8,402,285

[1]	In accordance with Subtopic 820-10, the commingled trust fund was measured at net asset value per share (or its equivalent) and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.